DERIVATIVE LIABILITIES AND ASSETS	12 Months Ended
Dec. 31, 2017
Disclosure of Derivative Liabilities [Abstract]
Disclosure of derivative financial instruments [text block]
15.	Derivative liabilities and assets

(a)	Derivative Liabilities

The Company entered into U.S. dollar interest rate swaps to manage interest rate risk associated with the U.S. dollar variable rate Loan Facility (Note 10) and into foreign currency forward strip contracts to mitigate the risk that a devaluation of the U.S. dollar against the Canadian dollar would reduce the Canadian dollar equivalent of the U.S. dollar Loan Facility and the Company would not have sufficient Canadian dollar funds to develop the GK Mine. The interest rate swaps and forward strip contracts are secured on an equal basis with the Loan Facility and documented in the form of International Swaps Derivatives Association Master Agreements.

These derivatives have been classified as “non-hedge derivatives”. Changes in fair value of the interest rate swap and foreign currency forward strip contracts are recognized in net income or loss as gains or losses on derivatives.

Interest Rate Swap Contracts
On April 7, 2015, the Company entered into U.S. dollar floating-to-fixed interest rate swaps intended to economically fix the interest rate on 75% of the outstanding principal of the balance of the Loan Facility based on the forecast loan drawdown schedule up to a maximum of US$277 million. The interest rate swaps terminate on March 31, 2020. The Company will pay a fixed rate of 1.827% and will receive a variable rate based on the 3-month LIBOR forward curve, reset quarterly. Payments are settled on a quarterly basis in March, June, September, and December of each year.

As at December 31, 2017, the Company has settled all interest rate swap contracts.

Foreign Currency Forward Strip
On April 7, 2015, the Company executed foreign currency forward strip contracts to buy Canadian dollars and sell U.S. dollars for the period from April 7, 2015 to February 1, 2017 for notional amounts of $219,126 or US$175,667, with a weighted average price of $1.2474/US$1 and on July 10, 2015, the Company executed foreign currency forward strip contracts to buy Canadian dollars and sell U.S. dollars for the period from August 4, 2015 to February 1, 2017 for notional amounts of $54,832 or US$43,131, with a weighted average price of $1.2713/US$1.

As at December 31, 2017, the Company has settled all foreign currency forward strip contracts.

(b)	Derivative Assets

The senior secured notes indenture grants the Company the option to prepay the notes prior to the maturity of the instruments, and specifies a premium during each applicable time period. These prepayment options have been accounted for as embedded derivatives and are outlined below. The Company may redeem the secured notes:

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during each of the two twelve-month periods commencing on December 11, 2017, in an amount not to exceed 10% of the aggregate principal amount of the secured notes at a redemption price equal to 103% of the principal amount of the secured notes redeemed, plus accrued and unpaid interest to the date of redemption;

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at any time and from time to time prior to December 15, 2019 in an aggregate principal amount not to exceed 40% of the aggregate principal amount of the secured notes with the proceeds of one or more qualifying equity offerings, at a redemption price equal to 108% of the principal amount of the secured notes redeemed, plus accrued and unpaid interest to the date of redemption;

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in whole or in part at any time during the twelve-month period beginning on December 15, 2019 at a redemption price equal to 104% of the principal amount of the secured notes redeemed, plus accrued and unpaid interest to the date of redemption;

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in whole or in part at any time during the twelve-month period beginning on December 15, 2020 at a redemption price equal to 102% of the principal amount of the secured notes redeemed, plus accrued and unpaid interest to the date of redemption; and

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in whole or in part at any time during the twelve-month period beginning on December 15, 2021 at a redemption price equal to 100% of the principal amount of the secured notes redeemed, plus accrued and unpaid interest to the date of redemption.

As at December 31, 2017, the fair value of the prepayment option embedded derivative was US$766 ($963 Canadian dollar equivalent), and has been presented as a derivative asset on the consolidated balance sheet. The Company recorded a gain of approximately $971 for the year ended December 31, 2017, which is recorded in derivative gains.

The following table presents amounts recognized in the Consolidated Statement of Comprehensive Income for the year ended December 31, 2017 and 2016:

	Year ended	Year ended
	December 31, 2017	December 31, 2016
Gain on derivative contracts - currency contracts	$-	$5,265
Gain on derivative contracts - interest rate swap contracts	2,207	763
Gain on prepayment option embedded derivative	971	-
Total	$3,178	$6,028